ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
Prior to the Acquisition, the Company had the ability to draw up to $125 million under a multi-currency accounts receivable securitization program with a third-party trust sponsored by a highly rated Canadian financial institution. Under the program, the Company transferred substantially all of its present and future trade accounts receivable to the trust, on a fully serviced basis, for proceeds consisting of cash and deferred purchase price. However, the asset derecognition criteria under IFRS had not been met and the transferred accounts receivable remained recorded as an asset. This program was terminated on February 1, 2021 upon closing of the Acquisition (note 1).
At year-end, the Company had transferred but continued to recognize $204 million (December 31, 2019 – $110 million) in trade accounts receivable, and the Company recorded drawings of $nil as other long-term debt (December 31, 2019 – $68 million) relating to this financing program. The level of accounts receivable transferred under the program fluctuated with the level of shipment volumes, product prices and foreign exchange rates. The amount the Company was able to draw under the program at any point in time depended on the level of accounts receivable transferred and timing of cash settlements, concentration limits and enhancement ratios. At period-end, the Company's maximum available drawings under the program were $125 million (2019 - $83 million). The amount the Company chose to draw under the program fluctuated with the Company’s cash requirements at that point in time. Any drawings were presented as other long-term debt on the balance sheet and were excluded from the net debt to capitalization calculation for financial covenant purposes (note 18). The utilization charge, which was based on money market rates plus a margin, and other program fees were recorded as finance costs. For the year, the utilization charges on drawings ranged from 1.6% to 2.8% (2019 – 1.6% to 4.1% utilization charges).